Commitments and Contingencies - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used in operating leases	$ 707	$ 1,463	$ 5,807	$ 5,764
Operating cash used in finance leases			217	139
Financing cash used in finance leases	$ 304	$ 1,319	$ 1,429	$ 1,301